Notes Payable - Convertible Notes Payable (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	May 04, 2012 Convertible Promissory Note [Member] shareholder	Sep. 23, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Aug. 15, 2013 Common Stock [Member] Convertible Promissory Note - Principal [Member]	Aug. 15, 2013 Common Stock [Member] Convertible Promissory Note - Accrued Interest [Member]	Aug. 15, 2013 Common Stock [Member] Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, face amount (in dollars)					$ 550,000				$ 75,000
Debt Instrument, Unamortized Discount (Premium), Net					50,000
Debt instrument, unamortized discount					65,651
Amortization of debt discount (premium)							5,800	59,900
Debt instrument, fee amount					3,500
Debt issuance cost	31,301	27,800			21,800				6,000
Proceeds from debt, net of issuance costs					474,700				69,000
Debt instrument, convertible, conversion percentage (percentage)					90.00%				90.00%
Compound embedded derivative	0	11,817	0		12,151				15,625
Debt Instrument, Fair Value Disclosure					484,349
Debt conversion, converted instrument, amount (in dollars)				112,150		437,850		437,850
Conversion of notes payable into common stock (shares)	6,903,872	2,069,439		773,983		2,069,439		2,069,439			773,983	2,069,439
Debt instrument, convertible, conversion price (per share)				$ 0.145		$ 0.21		$ 0.21	$ 5.00
Debt instrument, maturity period (in days)									30 days
Debt Instrument, Number of Existing Shareholders Issued Promissory Note									2
Number of trading days prior to conversion date (in days)									10 days
Debt instrument, interest rate, stated percentage (percentage)									8.00%
Debt instrument, debt default, percentage (percentage)									18.00%
Induced Conversion of Convertible Debt Expense	93,482
Debt conversion, converted instrument, amount (in dollars)										$ 1,376,618		$ 17	$ 75,000	$ 12,366
Conversion of notes payable into common stock (shares)										5,506,472	3,788	170,455			349,464